LEASES (Details) - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Leases [Abstract]
Short term portion		$ 167,101	$ 139,858
Long term portion		75,530	248,540
Total lease liability	$ 119,178	$ 242,631	$ 388,398